united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22964

Altegris KKR Commitments Fund

(Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 400 La Jolla, CA 92037

(Address of principal executive offices) (Zip code)

David P. Mathews, Senior Vice President & General Counsel , Altegris Advisors, L.L.C.

1200 Prospect Street, Suite 400 La Jolla, CA 92037

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

Altegris KKR Commitments Fund

Annual Report

March 31, 2016

ADVISED BY:

Altegris Advisors, L.L.C.

1200 Prospect Street
Suite 400
La Jolla, CA 92037

888.524.9441 www.altegris.com/mutualfunds

Altegris KKR Commitments Fund

March 31, 2016

Table of Contents

Statement of Assets and Liabilities	1
Statement of Operations	2
Statements of Changes in Net Assets	3
Statement of Cash Flows	4
Financial Highlights	5
Notes to Financial Statements	6
Report of Independent Registered Public Accounting Firm	13
Privacy Notice	14
Supplemental Information (Unaudited)	16

Altegris KKR Commitments Fund

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2016

ASSETS
Investment securities:
Investments at value in Altegris KKR Commitments Master Fund	$80,745,839
Cash	10,868,991
Receivable for deffered offering costs	131,502
Receivable due from Adviser	96,398
Prepaid Directors fees	7,162
Prepaid expenses and other assets	26,199
TOTAL ASSETS	91,876,091

LIABILITIES
Subscriptions received in advance	9,675,102
Distribution and servicing fees payable	111,338
Related parties payable	5,650
Accrued expenses and other liabilities	35,136
TOTAL LIABILITIES	9,827,226
NET ASSETS	$82,048,865

Composition of Net Assets:
Paid in capital	$78,100,452
Accumulated net investment loss	(177,518)
Accumulated undistributed net realized gain on investment in Altegris KKR Commitments Master Fund	144,097
Net unrealized appreciation of investments in Altegris KKR Commitments Master Fund	3,981,834
NET ASSETS	$82,048,865

Shares of beneficial interest outstanding [$0 par value]	6,473,701
(30,000,000 Shares authorized)
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$12.67
Maximum offering price per share
(net asset value plus maximum sales charge of 3.50%) (a)	$13.13

(a)	Share repurchases will not commence for at least two full calendar years following commencement of Fund operations. Repurshase share will be offered on a quarterly basis and not to exceed 5% of the Fund’s Net assets value. Following the third year shareholders will be subject to an Early Repurchase Fee equal to 2% of the net asset value of any shares repurchased by the Fund that were held for less than one year

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Fund

STATEMENT OF OPERATIONS

For the Period Ended March 31, 2016 (1)

NET INVESTMENT INCOME ALLOCATED FROM ALTEGRIS KKR COMMITMENTS MASTER FUND	$109,908

EXPENSES
Organization expenses	492,125
Distribution and servicing fees	208,413
Professional fees	47,675
Printing and postage expenses	12,681
Trustees fees and expenses	10,314
Administrative services fees	9,051
Transfer agent fees	8,689
Accounting services fees	6,176
Other expenses	19,815
TOTAL EXPENSES	814,939
Less: Fees reimbursed by the Adviser	(520,694)
NET EXPENSES	294,245

NET INVESTMENT LOSS	(184,337)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON OPERATIONS ALLOCATED FROM ALTEGRIS KKR COMMITMENTS MASTER FUND
Net realized gain on Investments in Altegris KKR Commitments Master Fund	144,097
Net change in unrealized appreciation on Investments in Altegris KKR Commitments Master Fund	3,981,834
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM ALTEGRIS KKR COMMITMENTS MASTER FUND	4,125,931

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,941,594

(1)	The Fund commenced operations on July 31, 2015.

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
March 31, 2016 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(184,337)
Net realized gain on investments in Altegris KKR Commitments Master Fund	144,097
Net change in unrealized appreciation on investments in Altegris KKR Commitments Master Fund	3,981,834
Net increase in net assets resulting from operations	3,941,594

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	78,007,271

NET ASSETS
Beginning of Period	100,000
End of Period *	$82,048,865
*Includes accumulated net investment loss of:	$(177,518)

SHARE ACTIVITY
Shares Sold	6,473,701
Net increase in shares outstanding	6,473,701

(1)	The Fund commenced operations on July 31, 2015.

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Fund

STATEMENT OF CASH FLOWS

For the Period Ended March 31, 2016 (1)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in net assets resulting from operations	$3,941,594
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Realized gains on investments	(144,097)
Net change in unrealized appreciation (depreciation)	(3,981,834)
Purchase of investments	(66,944,806)
Increase in Due from advisor	(96,398)
Increase in prepaid and other assets	(164,863)
Increase in accrued expenses and other liabilities	35,136
Increase in distribution and servicing fees	111,338
Increase in affiliated fees	5,650
Net Cash Used in Operating Activities	(67,238,280)

CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from the issuance of shares	78,007,271
Net Cash Provided in Financing Activities	78,007,271

NET INCREASE IN CASH	10,768,991
CASH - BEGINNING OF PERIOD	100,000
CASH - END OF PERIOD	$10,868,991

Supplemental disclosure of cash flow information:

(1)	The Fund commenced operations on July 31, 2015.

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Fund

FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
March 31, 2016 (1)
Net asset value, beginning of period	$12.00

Gain (Loss) from investment operations:
Net investment gain (loss) (2)	(0.05)
Net realized and unrealized gain (loss) on investments	0.72
Total from investment operations	0.67

Net asset value, end of period	$12.67

Total return (3,4)	5.58%

Net assets, at end of period (000s)	$82,049

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets including gross expenses from Altegris KKR Commitments Master Fund (5,6)	3.48%
Ratio of gross expenses to average net assets excluding gross expenses from Altegris KKR Commitments Master Fund (5,6)	1.87%
Ratio of net expenses to average net assets including net expenses from Altegris KKR Commitments Master Fund (6)	2.46%
Ratio of net expenses to average net assets excluding net expenses from Altegris KKR Commitments Master Fund (6)	0.85%

Ratio of net investment loss to average net assets (6)	(0.54)%

Portfolio Turnover Rate (4,7)	0%

(1)	The Fund commenced operations on July 31, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized for periods less than one full year.

(7)	Substantially all of the investments made by the Fund were in the Master Fund, and for presentation purpses the Portfolio Turnover Rate is that of the Master Fund.

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2016

1.	ORGANIZATION

Altegris KKR Commitments Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on May 5, 2014 and did not have any operations from that date until the initial capitalized, at $12.00 per share, on November 14, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on July 31, 2015.

The Fund will engage in a continuous offering, up to a maximum of 30 million shares of beneficial interest, and will operate as an closed-end fund that will offer to make quarterly repurchases of shares at the Fund’s net asset value (’‘NAV’’). The Fund’s initial offering price is $12.00 per share and the shares are offered subject to a maximum sales charge of 3.50% of the offering price. The Adviser initially capitalized the Fund on November 14, 2014 at $12.00 per share. The sales charge was waived in the initial funding.

The Fund’s investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its investment objective by investing substantially all of its assets in Altegris KKR Commitments Master Fund (the “Master Fund”), a separate closed end, non-diversified, management investment company with the same investment objective and strategies as the Fund. Altegris Advisors, L.L.C., (the ’‘Adviser’’) serves as the investment adviser for the Master Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Master Fund was $80,745,839 and 80.2%, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – The Fund has adopted valuation procedures pursuant to which the Master Fund will fair value its interests in Investment Funds and Co-Investment Opportunities. These valuation procedures, which have been approved by the Board of Trustees of the Master Fund, provide that the valuations determined by the Investment Managers will be reviewed by the Adviser. Such valuations provided by the investment Manager may be unaudited during the year. Master Fund will generally rely on such valuations, which are provided on a quarterly basis, even in instances where an Investment Manager may have a conflict of interest in valuing the securities. Furthermore, the Investment Funds will typically provide the Adviser with only estimated net asset values or other valuation information on a quarterly basis, and such data will be subject to revision through the end of each Investment Fund’s annual audit. While such information is provided on a quarterly basis, the Master Fund will provide valuations, and will issue shares, on a monthly basis.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Altegris KKR Commitments Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s assets and liabilities measured at fair value:

				Investments
Assets	Level 1	Level 2	Level 3	Valued at NAV	Total
Investments
Alternative Investments *	$—	$—	$—	$80,745,839	$80,745,839
Total Investments:	$—	$—	$—	$80,745,839	$80,745,839

It is the Fund’s policy to recognize transfers at the end of the reporting period ended. There were no transfers between Level 1 and Level 2 or Level 2 and Level 3 during the period ended March 31, 2016.

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. The Fund elected to early adopt and retroactively apply ASU 2015-07.

Adjustments to the NAV provided by the Adviser would be considered if the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the alternative investment would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the alternative investment is not being reported at fair value.

A listing of the investment held by the Fund and their attributes, as of March 31, 2016, that qualify for these valuations are shown in the table below:

	Fair Value at	Unfunded	Remaining	Redemption restrictions
Investments	March 31, 2016	Commitments	Life	Terms
Altegris KKR Commitments Master Fund *	$80,745,839	$—	N/A	In the third year of Fund operations beginning July 31, 2015.

Altegris KKR Commitments Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

*	The Master Fund intends to allocate at least 80% of its assets to private equity investments of any type, sponsored or advised by Kohlberg Kravis Roberts & Co. L.P. or an affiliate (collectively, “KKR”), including primary offerings and secondary acquisitions of interests in alternative investment funds that pursue private equity strategies As of March 31, 2016, the Fund holds approximately 80.2% or $80,745,839 of interest in the investments of the Master Fund. Investments in the Master Fund as of March 31, 2016 are detailed below:

Altegris KKR Commitments Master Fund
PORTFOLIO OF INVESTMENTS
March 31, 2016

				Unrealized
				Gain / (Loss)	Initial
			% of Net	from	Acquisition
Investments	Cost	Fair Value (a)	Assets	Investments	Date
PRIVATE EQUITY - 87.3%
KKR 2006 Fund (Allstar) L.P. (b) *	$1,756,396	$1,674,810	1.66%	$(81,586)	12/31/2015
KKR 2006 Fund (GDG) L.P. (b) *	1,947,684	2,646,881	2.63%	699,197	12/31/2015
KKR 2006 Fund (Overseas) L.P.	13,139,685	13,806,966	13.71%	667,281	12/31/2015
KKR 2006 Fund (Samson) L.P. *	389,909	428,000	0.42%	38,091	12/31/2015
KKR 2006 Fund L.P.	19,176,290	15,873,791	15.76%	(3,302,499)	12/31/2015
KKR Blue Co-Invest L.P. *	1,902,706	1,938,870	1.93%	36,164	3/1/2016
KKR European Fund III, L.P. *	23,058,552	28,241,163	28.04%	5,182,611	12/31/2015
KKR European Fund IV, L.P. *	515,099	573,839	0.57%	58,740	1/1/2016
KKR North American Fund XI (Brazil A) L.P. *	181,493	—	0.00%	(181,493)	10/29/2015
KKR North American Fund XI (Buckeye) L.P. *	512,206	216,162	0.21%	(296,044)	10/29/2015
KKR North American Fund XI (Indigo) L.P. (b) *	138,177	142,175	0.14%	3,998	12/31/2015
KKR North American Fund XI (Sage) L.P. (b) *	519,017	498,434	0.49%	(20,583)	12/31/2015
KKR North American Fund XI (Wave) L.P. (b) *	1,043,197	1,302,374	1.29%	259,177	12/31/2015
KKR North American Fund XI L.P. *	17,604,416	19,169,396	19.03%	1,564,980	10/29/2015
Salient Solutions LLC *	1,057,149	1,395,436	1.39%	338,287	2/1/2016
TOTAL PRIVATE EQUITY	$82,941,976	$87,908,297	87.29%	$4,966,321

TOTAL INVESTMENTS - 87.3% (Cost - $82,941,976)		$87,908,297
OTHER ASSETS LESS LIABILITIES - 12.7%		12,801,524
NET ASSETS - 100.0%		$100,709,821

*	Non-income producing.

(a)	Securities are restricted to resale.

(b)	These investments is a holding of AKCF LLC - Series A.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature,

Altegris KKR Commitments Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year ended September 30, 2015 or expected to be taken in the Fund’s September 30, 2016 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Cash - Cash includes cash held or deposited in bank accounts. The Fund deposits cash with high quality financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company up to an insurance limit.

Offering and Organizational Costs - Organizational costs are charged to expense as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized into expense over a 12 month period using the straight line method.

The Fund had incurred $229,121 in organizational costs and had $394,506 in deferred offering costs of which $131,502 of the deferred offering costs remain payable for the period ended March 31, 2016. As of March 31, 2016, all cost incurred by the Fund in connection with its offering are payable by the Adviser. Such expenses paid by the Adviser are subject to reimbursement for the next three years.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended March 31, 2016, substantially all of the investments made by the Fund were in the Master Fund, cost of purchases and proceeds from sales of portfolio securities at the Master Fund, other than short-term investments amounted to $83,843,105 and $0, respectively.

General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. An Investment Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with an Investment Fund. The investments held by private equity funds and Co-Investment Opportunities made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments.

Altegris KKR Commitments Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

Illiquidity of Investment Fund Interests. There is no regular market for interest in Investment Funds, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Investment Fund and could occur at a discount to the stated net asset value. If the Advisers determine to cause the Fund to sell its interests in an Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

The Fund does not incur a separate management fee, but the Fund and its Shareholders are indirectly subject to the Master Fund’s management fee. The Master Fund pays the Adviser a monthly fee of 0.10% (1.20% on an annualized basis) of the Master Fund’s month-end net asset value (the “Management Fee”). The Management Fee is an expense paid out of the Master Fund’s net assets and is computed based on the value of the net assets of the Master Fund as of the close on the last day of each month (including any assets in respect of Shares that will be repurchased as of the end of the month). The Adviser will pay StepStone Group LP, the Master Fund’s sub-adviser, a portion of the Management Fee. The Management Fee is in addition to the asset-based fees and incentive fees paid by the Investment Funds to the Investment Managers and indirectly paid by investors in the Master Fund. The Fund, as an investor in the Master Fund, will bear its proportionate share of the Master Fund’s Management Fee.

The Adviser has contractually entered into an “Expense Limitation and Reimbursement Agreement” with the Master Fund for an initial two-year term beginning with the commencement of operations (the “Initial Closing Date”) and ending on the two year anniversary thereof (the “Limitation Period”) to limit the amount of “Master Fund Specified Expenses” (as described below) borne by the Master Fund during the Limitation Period to an amount not to exceed 0.55% per annum of the Master Fund’s net assets (the “Master Fund Expense Cap”). “Master Fund Specified Expenses” is defined to include all expenses incurred in the business of the Master Fund, provided that the following expenses are excluded from the definition of Master Fund Specified Expenses: (i) the Management Fee and underlying Investment Fund expenses (including contribution requirements for investments, expenses and management fees); (ii) interest expense and any other expenses incurred in connection with the Master Fund’s credit facility; (iii) expenses incurred in connection with secondary offerings and Co-Investment Opportunities and other investment-related expenses of the Master Fund; (iv) taxes; and (v) extraordinary expenses.

The Adviser has also contractually entered into an “Expense Limitation and Reimbursement Agreement” with the Fund for an initial two-year term beginning on the Initial Closing Date and covering the Limitation Period to limit the amount of “Fund Specified Expenses” (as described below) borne by the Fund during the Limitation Period to an amount not to exceed 0.25% per annum of the Fund’s net assets (the “Fund Expense Cap”). “Fund Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Fund Specified Expenses: (i) Distribution and Servicing Fees; (ii) taxes; and (iii) extraordinary expenses. The Adviser may extend the Limitation Period for the Master Fund or the Fund on an annual basis. To the extent that the Master Fund Specified Expenses or Fund Specified Expenses for any month exceed the Master Fund Expense Cap or Fund Expense Cap, respectively, the Adviser will reimburse the Master Fund or the Fund, as applicable, for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Master Fund Specified Expenses or Fund Specified Expenses, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Master Fund Specified Expenses or Fund Specified Expenses have fallen to a level below the applicable Master Fund Expense Cap or Fund Expense Cap and the reimbursement amount does not raise the level of the Master Fund Specified Expenses or Fund Specified Expenses in the month the reimbursement is being made to a level that exceeds the applicable Master Fund Expense Cap or Fund Expense Cap. For the period ended March 31, 2016, the Adviser reimbursed expenses in the amount of $520,694 and is subject to recapture until March 31, 2019.

Under the terms of a distribution agreement (the “Distribution Agreement”) with Altegris Investments, L.L.C. (the “Distributor”), the Distributor will directly distribute Shares to investors, and is authorized to retain brokers, dealers and

Altegris KKR Commitments Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

certain financial advisers for distribution services and to provide ongoing investor services and account maintenance services to Shareholders holding Shares. The Fund will pay a quarterly fee out of the net assets of Shares at the annual rate of 0.60% of the aggregate net asset value of the Shares, determined and accrued as of the last day of each calendar month (before any repurchases of Shares). During the period ended March 31, 2016, pursuant to the Distribution Agreement, the Fund incurred $208,413 in distribution and servicing fees.

The Fund is offering on a continuous basis up to 30 million shares of beneficial interest. Altegris Investments, L.L.C. acts as the distributor of the Shares (the “Distributor”).

The Distributor acts as the Fund’s principle underwriter in a continuous public offering of the Fund’s shares up to 30 million shares of beneficial interest. During the period ended March 31, 2016, the Distributor received $761,114 in underwriting commissions, of which $0 was retained by the principle underwriter.

Gemini Fund Services, LLC (“GFS”)

GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-ho basis.

5.	REPURCHASES OF SHARES

No Shareholder has the right to require the Fund to redeem his, her or its Shares. The Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. Share repurchases will not commence for at least two full calendar years following commencement of Fund operations. Beginning in the third year, the Adviser will recommend to the Board (subject to its discretion) that the Fund offer to repurchase Shares from Shareholders on a quarterly basis (commencing at close of the next fiscal quarter following the second anniversary of the Fund’s launch of operations), in an amount not to exceed 5% of the Fund’s net asset value.

Upon commencement of the Share repurchase program in the third year of Fund operations, any repurchase of Shares from a Shareholder which were held for less than one year (on a first-in, first-out basis) will be subject to an “Early Repurchase Fee” equal to 2% of the net asset value of any Shares repurchased by the Fund that were held for less than one year. If an Early Repurchase Fee is charged to a Shareholder, the amount of such fee will be retained by the Fund.

6.	TAX COMPONENTS OF CAPITAL

The Fund’s tax year end is September 30, 2015, as such, the information in this section is as of the Fund’s tax year end.

The Fund did not have distributions for the tax year ended September 30, 2015.

Altegris KKR Commitments Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

As of September 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$(40,897)	$(10,408)	$—	$(51,305)

The difference between book basis and tax basis accumulated ordinary income/(loss) and other book/tax differences are primarily attributable to the tax treatment of the net loss from the Master Fund and the unamortized portion of organization expenses for tax purposes.

Late year losses incurred after December 31 within the tax year end are deemed to arise on the first business day of the following tax year. The Fund incurred and elected to defer such late year losses of $10,408.

Permanent book and tax differences, primarily attributable to non-deductible expenses, resulted in reclassification for the tax year ended September 30, 2015 as follows:

	Undistributed Net	Accumulated
	Investment Income	Net Realized
Paid In Capital	(Loss)	Gains (Loss)
$(6,819)	$6,819	$—

These reclassifications had no effects on net assets.

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The Fund has not yet received all such Schedule K-1s for the year ended December 31, 2015 (the underlying Investment Funds’ year-end); therefore, the tax basis of investments for 2015 will not be finalized by the Fund until after the fiscal year end.

7.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than the following. The Fund intends to merge its assets into the Altegris KKR Commitments Master Fund as a secondary class, Class A. When approved by the Board, the Fund shall provide notice to the Fund’s shareholders and other appropriate parties regarding this Plan of reorganization.

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626
USA
Tel: +1 714 436 7100
Fax: +1 714 436 7200
www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Altegris KKR Commitments Fund:

We have audited the accompanying statement of assets and liabilities of Altegris KKR Commitments Fund (the “Fund”) as of March 31, 2016, and the related statements of operations, changes in net assets, cash flows and financial highlights for the period July 31, 2015 (commencement of operations) to March 31, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and investments owned as of March 31, 2016, by correspondence with the transfer agent. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Altegris KKR Commitments Fund as of March 31, 2016, the results of its operations, changes in net assets, cash flows, and financial highlights for the period July 31, 2015 (commencement of operations) to March 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

May 27, 2016

Member of Deloitte Touche Tohmatsu Limited

PRIVACY NOTICE

What does Altegris KKR Commitments Fund (the “Fund”) do with your personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         Account transactions and transaction history

●         Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes To offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes Information about your transactions and records	NO	We don’t share
For our affiliates’ everyday business purposes Information about your creditworthiness	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
Questions?	Call 1-888-524-9441

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your non-public personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

●     Open an account or deposit money

●     Direct us to buy securities or direct us to sell your securities

●     Seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     Sharing for affiliates’ everyday business purposes — information about your creditworthiness.

●     Affiliates from using your information to market to you.

●     Sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Fund does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

Altegris KKR Commitments Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2016

The Trustees of the Fund, their ages, addresses, positions held, lengths of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any registered funds that have an adviser that is an affiliate of the Adviser.

Name, Age and Address	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Trusteeships/Directorships Held Outside the Fund Complex**

Independent Trustees

Mark Garbin (65) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Trustee	Indefinite Length – Since Inception	Managing Principal, Coherent Capital Management LLC (since 2008)	1	Trustee of Forethought Variable Insurance Trust (since 2013) , Northern Lights Fund Trust (since 2013), Northern Lights Variable Trust (since 2013), Two Roads Shared Trust (since 2012), and Independent Director of Oak Hill Advisors Mortgage Strategies Fund (offshore), Ltd. (since 2014)

Mark D. Gersten (65) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Trustee	Indefinite Length – Since Inception	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985-2011)	1	Trustee of Schroder Global Series Trust (since 2012), Northern Lights Fund Trust (since 2013), Northern Lights Variable Trust (since 2013), Two Roads Shared Trust (since 2012), Ramius Archview Credit and Distressed Fund (since 2015)

Neil M. Kaufman (55) 1111 Marcus Avenue, Suite 107 Lake Success, NY 11042	Trustee	Indefinite Length – Since Inception	Partner, Abrams, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (since 2010); Partner, Davidoff Malito & Hutcher LLP (2004-2010)	1	Director of Financial Executives International – Long Island Chapter (since 2006) and Composite Prototyping Center (since 2014), and Trustee of Two Roads Shared Trust (since 2012)

Anita K. Krug (47) University of Washington School of Law William H. Gates Hall, Box 353020 Seattle, WA 98195	Trustee	Indefinite Length – Since Inception	Associate Professor, University of Washington School of Law (since 2014); Assistant Professor, University of Washington School of Law (since 2010); Partner, Howard Rice, P.C. (2007-2010); Associate, Howard Rice, P.C. (2007-2010)	1	Trustee of Two Roads Shared Trust (since 2012), and Centerstone Investors Trust (since 2016)

*	Each Trustee serves an indefinite term, until his or her successor is elected.

**	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Altegris KKR Commitments Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2016

The Trustee who is affiliated with the Adviser or affiliates of the Adviser (as set forth below) and his age, address, positions held, length of time served, his principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee, are shown below.

Name, Age and Address	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Trusteeships/Directorships Held Outside the Fund Complex**

Interested Trustee

Steven Spiegel (71) Aquiline Holdings LLC 553 Madison Avenue New York, NY 10022	Trustee	Indefinite Length – Since Inception	Partner, Aquiline Holdings LLC (since 2005)	1	None

*	Each Trustee serves an indefinite term, until his or her successor is elected.

**	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

The executive officers of the Fund, their ages, addresses, positions held, lengths of time served and their principal business occupations during the past five years are shown below.

Name, Age and Address	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years

Officers

Lynn Bowley (57) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Chief Compliance Officer	Indefinite Length – Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (since 2007)

David P. Mathews (52) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Secretary	Indefinite Length – Since Inception	General Counsel, Chief Compliance Officer of Brokerage Affiliate, Altegris Group of Companies (since 2005); Chief Compliance Officer of Registered Investment Advisory and CPO Affiliates, Altegris Group of Companies (2010 – 2013, 2016)

Kenneth I. McGuire (57) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	Treasurer and Principal Accounting Officer	Indefinite Length – Since Inception	Chief Operating Officer, Altegris Group of Companies (since 2009); Executive Vice President, Managing Director, Altegris Group of Companies (2009 – 2014); Co-President (2015) and President (2016) of Registered Investment Advisory and CPO Affiliates, Altegris Group of Companies (since 2015)

Jack Rivkin (75) c/o Altegris KKR Commitments Master Fund 1200 Prospect Street Suite 400 La Jolla, CA 92037	President	Indefinite Length – Since 2016	Chief Executive Officer and Chief Investment Strategist, Altegris Group of Companies (since 2016); Chief Investment Officer, Altegris Advisors, L.L.C. and Altegris Clearing Solutions, L.L.C. (2013 – 2015); Executive Adviser, Aquiline Capital Partners (2013).

*	Each officer serves an indefinite term, until his or her successor is elected.

Altegris KKR Commitments Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2016

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR
Altegris Advisors, L.L.C.
1200 Prospect Street, Suite 400
La Jolla, CA 92037

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

altegris

TRUSTED ALTERNATIVES.
INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2016 - $12,000

(b)	Audit-Related Fees

2016 - None

(c)	Tax Fees

2016 - $4,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2016 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2016

Audit-Related Fees: 100%

Tax Fees: 100%

All Other Fees: 100%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2016 - $4,500

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Altegris KKR Commitments Fund

By (Signature and Title)

/s/ Jack Rivkin

Jack Rivkin, President/Principal Executive Officer

Date 6/9/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jack Rivkin

Jack Rivkin, President/Principal Executive Officer

Date 6/9/16

By (Signature and Title)

/s/Ken McGuire

Ken McGuire, Treasurer/Principal Financial Officer

Date 6/9/16